RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS [Text Block]

4. RELATED PARTY TRANSACTIONS

As of December 31, 2023, an amount of $545,791 (December 31, 2022 - $457,127) was owed to Arnold Kondrat, a director, Chief Executive Officer and President of the Company, which includes both salary and management fees in arrears and advances.

As of December 31, 2023, an amount of $269,672 was owed to Loncor Gold Inc. (December 31, 2022 - $431,357), a company with common directors, in relation to the payment of common general and administrative expenses. The amount included $2,645 of common expenses incurred for the year ended December 31, 2023 (for the year ended December 31 2022 - $63,963).

All of the above related party transactions occurred in the normal course of operations and are unsecured, non-interest bearing, due on demand, and measured at the exchange amount as determined by management.